Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Operating profit/(loss) before tax		£ 3,359	£ 2,239	£ (4,082)
Interest on subordinated liabilities		461	572	845
Impairment releases on loans to banks and customers		(1,197)	(647)	(3,221)
Profit on sale of subsidiaries and associates			(155)	(22)
Profit on sale of securities		(34)	(226)	(71)
Defined benefit pension schemes		(2,055)	(252)	(4,518)
Provisions: expenditure in excess of charges		(5,016)	(4,546)	4,517
Depreciation, amortisation and impairment of property, plant, equipment, goodwill and intangibles		718	762	919
Loss on redemption of own debt			7	126
Elimination of foreign exchange differences		(160)	(426)	(6,518)
Other non-cash items		767	(214)	133
Net cash outflow from trading activities		(3,157)	(2,886)	(11,892)
Decrease/(increase) in net loans to banks and customers		2,627	2,466	(12,960)
(Increase)/decrease in securities		(47)	(1,319)	16,741
Decrease/(increase) in other assets		258	(221)	1,195
(Increase)/decrease in trading assets and liabilities		(2,087)
Decrease/(increase) in derivative assets and liabilities		1,885	4,169	(2,696)
(Decrease)/increase in settlement balance assets and liabilities and short positions		(189)	8,658	104
(Decrease)/increase in banks and customers deposits		(8,164)	25,449	10,418
Increase/(decrease) in debt securities in issue		10,068	3,326	(3,967)
(Decrease)/increase in other liabilities		(956)	(381)	(422)
Changes in operating assets and liabilities		3,395	42,147	8,413
Income taxes paid		(466)	(520)	(171)
Net cash flows from operating activities	[1]	(228)	38,741	(3,650)
Cash flows from investing activities
Sale and maturity of securities		9,062	11,656	8,599
Purchase of securities		(16,181)	(17,212)	(11,607)
Sale of property, plant and equipment		264	405	447
Purchase of property, plant and equipment		(619)	(1,132)	(912)
Net investment in business interests and intangible assets		(481)	(199)	(886)
Net cash flows from investing activities		(7,955)	(6,482)	(4,359)
Cash flows from financing activities
Issue of ordinary shares		144	306	300
Issue of other equity instruments: Additional Tier 1 capital notes				2,046
Redemption of other equity instruments		(2,826)	(779)	(1,312)
Redemption of debt preference shares			(748)
Own shares (acquired)/disposed		22	89	(25)
Redemption of subordinated liabilities		(2,258)	(5,747)	(3,606)
Dividends paid and other coupon payments on equity instruments		(803)	(612)	(1,697)
Interest on subordinated liabilities		(566)	(717)	(813)
Net cash flows from financing activities		(6,287)	(8,208)	(5,107)
Effects of exchange rate changes on cash and cash equivalents		676	(16)	8,094
Net (decrease)/increase in cash and cash equivalents		(13,794)	24,035	(5,022)
Cash and cash equivalents at beginning of year		122,605	98,570	103,592
Cash and cash equivalents at end of year		£ 108,811	£ 122,605	£ 98,570

[1]	Includes interest received of £10,927 million (2017 - £10,946 million, 2016 - £11,321 million) and interest paid of £2,511 million (2017 - £2,300 million, 2016 - £2,638 million).